Income Taxes - Components of net deferred income tax liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Deferred income taxes, net	$ 2,532	$ 2,755	$ 1,829
Noncurrent deferred tax liabilities	$ (27,603)	(30,571)	(39,112)
Net deferred tax liability		$ (27,816)	$ (37,283)